Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 3) (Aldagen Inc [Member], USD $)	12 Months Ended
Dec. 31, 2011
31-Dec-2006
Fair Value Measurements, Valuation Techniques	Retrospective
31-Dec-2007
Fair Value Measurements, Valuation Techniques	Retrospective
15-April-2008
Fair Value Measurements, Valuation Techniques	Contemporaneous
15-Sep-2009
Fair Value Measurements, Valuation Techniques	Contemporaneous
31-Aug-2010
Fair Value Measurements, Valuation Techniques	Contemporaneous
30-Sep-2011
Fair Value Measurements, Valuation Techniques	Contemporaneous
Junior Preferred Stock [Member] | 31-Dec-2006
Equity, Fair Value Disclosure	0.572
Junior Preferred Stock [Member] | 31-Dec-2007
Equity, Fair Value Disclosure	0.815
Junior Preferred Stock [Member] | 15-April-2008
Equity, Fair Value Disclosure	0.938
Junior Preferred Stock [Member] | 15-Sep-2009
Equity, Fair Value Disclosure	1.489
Junior Preferred Stock [Member] | 31-Aug-2010
Equity, Fair Value Disclosure	0.86
Junior Preferred Stock [Member] | 30-Sep-2011
Equity, Fair Value Disclosure	0
Series C Redeemable Convertible Preferred Stock [Member] | 31-Dec-2006
Equity, Fair Value Disclosure	0.628
Series C Redeemable Convertible Preferred Stock [Member] | 31-Dec-2007
Equity, Fair Value Disclosure	0.873
Series C Redeemable Convertible Preferred Stock [Member] | 15-April-2008
Equity, Fair Value Disclosure	1.041
Series C Redeemable Convertible Preferred Stock [Member] | 15-Sep-2009
Equity, Fair Value Disclosure	1.313
Series C Redeemable Convertible Preferred Stock [Member] | 31-Aug-2010
Equity, Fair Value Disclosure	0.92
Series C Redeemable Convertible Preferred Stock [Member] | 30-Sep-2011
Equity, Fair Value Disclosure	0
Series C-1 Redeemable Convertible Preferred Stock [Member] | 31-Dec-2006
Equity, Fair Value Disclosure	0
Series C-1 Redeemable Convertible Preferred Stock [Member] | 31-Dec-2007
Equity, Fair Value Disclosure	0
Series C-1 Redeemable Convertible Preferred Stock [Member] | 15-April-2008
Equity, Fair Value Disclosure	1.204
Series C-1 Redeemable Convertible Preferred Stock [Member] | 15-Sep-2009
Equity, Fair Value Disclosure	1.427
Series C-1 Redeemable Convertible Preferred Stock [Member] | 31-Aug-2010
Equity, Fair Value Disclosure	1.23
Series C-1 Redeemable Convertible Preferred Stock [Member] | 30-Sep-2011
Equity, Fair Value Disclosure	0.67
Common Stock [Member] | 31-Dec-2006
Equity, Fair Value Disclosure	241
Common Stock [Member] | 31-Dec-2007
Equity, Fair Value Disclosure	397
Common Stock [Member] | 15-April-2008
Equity, Fair Value Disclosure	626
Common Stock [Member] | 15-Sep-2009
Equity, Fair Value Disclosure	955
Common Stock [Member] | 31-Aug-2010
Equity, Fair Value Disclosure	220
Common Stock [Member] | 30-Sep-2011
Equity, Fair Value Disclosure	0